                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                                File No. 2-99266
                                                               File No. 811-4364

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No.                                         [ ]
                                                  ---------
         Post-Effective Amendment No.                34                      [X]
                                                  ---------

                                                                 AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No.                               34
                                                  ---------


                      VOYAGEUR INTERMEDIATE TAX FREE FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        2005 Market Street, Philadelphia, Pennsylvania         19103-7094
--------------------------------------------------------------------------------
           (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code:            (800) 523-1918
                                                               --------------

      Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                          October 31, 2003
                                                              ----------------

It is proposed that this filing will become effective:
            Immediately upon filing pursuant to paragraph (b)
-----------
     X      on October 31, 2003 pursuant to paragraph (b)
-----------
            60 days after filing pursuant to paragraph (a) (1)
-----------
            on (date) pursuant to paragraph (a)(1)
-----------
            75 days after filing pursuant to paragraph (a) (2)
-----------
            on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:
            This post-effective amendment designates a new effective date for a
---------   previously filed post-effective amendment

Pursuant to Rule 414 under the Securities Act of 1933, Voyageur Intermediate Tax Free Funds, as successor issuer of Voyageur Intermediate Tax Free Funds, Inc., is filing this amendment to the registration statement of Voyageur Intermediate Tax Free Funds, Inc. and expressly adopts the registration statement of Voyageur Intermediate Tax Free Funds, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

                             --- C O N T E N T S ---


This Post-Effective Amendment No. 34 to Registration File No. 2-99266 includes the following:


         1. Facing Page

         2. Contents Page

         3. Part A - Prospectus (1)

         4. Part B - Statement of Additional Information (1)

         5. Part C - Other Information (2)

         6. Signatures

         7. Exhibits


This Post-Effective Amendment relates to the Registrant's Delaware Tax-Free Minnesota Intermediate Fund - Delaware Tax-Free Minnesota Intermediate Fund A Class, Delaware Tax-Free Minnesota Intermediate Fund B Class and Delaware Tax-Free Minnesota Intermediate Fund C Class.

         (1) The Registrant's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 28 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2003.

         (2) Items 26(a) and 27 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 28 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2003.

                                     PART C

                                Other Information

Item 23. Exhibits

                  (a)      Agreement and Declaration of Trust.

                           (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                           (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                  (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                  (c)      Copies of All Instruments Defining the Rights of
                           Holders.

                           (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                           (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                  (d) Investment Management Agreement. Investment Management Agreement (November 1, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 31 filed October 30, 2000.

                  (e)      (1) Distribution Agreement.

                                    (i)     Executed Distribution Agreement
                                            (April 19, 2001) between Delaware
                                            Distributors, L.P. and the
                                            Registrant on behalf of each Fund
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 32 filed October 31,
                                            2001.

                                    (ii)    Form of Second Amended and Restated
                                            Financial Intermediary Distribution
                                            Agreement (August 21, 2003) between
                                            Delaware Distributors, L.P. and
                                            Lincoln Financial Distributors, Inc.
                                            on behalf of the Registrant attached
                                            as Exhibit.

                           (2) Dealer's Agreement. Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                           (3) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November
                                    2000) incorporated into this filing by
                                    reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                           (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                           (5) Bank/Trust Agreement. Bank/Trust Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                  (f)      Inapplicable.

                  (g)      Custodian Agreement.

                           (1) Form of Amended and Restated Mutual Fund Custody and Services Agreement (May 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                  (h)      Other Material Contracts.

                           (1) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

                                    (i)     Executed Schedule B (May 15, 2003)
                                            to Shareholder Services Agreement
                                            attached as Exhibit.

                                    (ii)    Executed Amendment Letter (August
                                            23, 2002) to Shareholder Services
                                            Agreement attached as Exhibit.

                           (2) Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                                    (i)     Executed Schedule B (May 16, 2002)
                                            to Fund Accounting Agreement
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 33 filed November 18,
                                            2002.

                                    (ii)    Executed Amendment No. 27 to
                                            Schedule A (October 1, 2003) of the
                                            Delaware Family of Funds Fund
                                            Accounting Agreement attached as
                                            Exhibit.

                  (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

                  (j)      Consent of Auditors. Attached as Exhibit.

                  (k)      Inapplicable.

                  (l) Letter of Investment Intent. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on September 26, 1985

                  (m) Plans under Rule 12b-1. Plan of Distribution under Rule 12b-1 for Class A, B and C Shares incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

                  (n)      Plan under Rule 18f-3. Plan under Rule 18f-3 (May 1,
                           2003) attached as Exhibit.

                  (o)      Inapplicable.

                  (p)      Code of Ethics.

                           (1) Code of Ethics for the Delaware Investments' Family of Funds incorporated into this filing by reference to Post-Effective Amendment No. 33 filed November 18, 2002.

                           (2) Code of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. attached as Exhibit.

                           (3) Code of Ethics for Lincoln Financial Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

                  (q) Powers of Attorney. Attached as Exhibit.

Item 24.          Persons Controlled by or under Common Control with Registrant.
                  None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

Item 26.          Business and Other Connections of Investment Adviser.
                  Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Limited-Term Government Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.). In addition, certain officers of the Manager also serve as Trustees/Directors of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

Item 26(a). Incorporated into this filing by reference to Post-Effective Amendment No. 28 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2003.

Item 27. Principal Underwriters. Incorporated into this filing by reference to Post-Effective Amendment No. 28 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2003.

Item 28. Location of Accounts and Records. All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 29.          Management Services.  None.

Item 30.          Undertakings.  Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 27th day of October, 2003.

                                           VOYAGEUR INTERMEDIATE TAX FREE FUNDS

                                                  By: Jude T. Driscoll
                                                      ------------------
                                                      Jude T. Driscoll
                                                          Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                            Title                                                       Date
-------------------------------------------------    --------------------------------------------    ------------------------------
Jude T. Driscoll                                     Chairman (Principal Executive Officer)                October 27, 2003
-------------------------------------
Jude T. Driscoll

                                    *                Trustee                                               October 27, 2003
-------------------------------------
Walter P. Babich

                                    *                Trustee                                               October 27, 2003
-------------------------------------
John H. Durham

                                    *                Trustee                                               October 27, 2003
-------------------------------------
Anthony D. Knerr

                                    *                Trustee                                               October 27, 2003
-------------------------------------
Ann R. Leven

                                    *                Trustee                                               October 27, 2003
-------------------------------------
Thomas F. Madison

                                    *                Trustee                                               October 27, 2003
-------------------------------------
Janet L. Yeomans

                                    *                Chief Financial Officer (Principal                    October 27, 2003
-------------------------------------                Financial Officer)
Joseph H. Hastings


                             *By: Jude T. Driscoll
                                 ----------------------
                                Jude T. Driscoll
                             As Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549




                                    Exhibits
                                       To
                                    Form N-1A




             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.       Exhibit
-----------       -------

EX-99.E1(ii)      Form of Second Amended and Restated Financial Intermediary
                  Distribution Agreement (August 21, 2003) between Delaware
                  Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant

EX-99.H1(i)       Executed Schedule B (May 15, 2003) to Shareholder Services
                  Agreement

EX-99.H1(ii)      Executed Amendment Letter (August 23, 2002) to Shareholder
                  Services Agreement

EX-99.H2(ii)      Executed Amendment No. 27 to Schedule A (October 1, 2003) of
                  the Delaware Family of Funds Fund Accounting Agreement

EX-99.J           Consent of Auditor

EX-99.N           Plan under Rule 18f-3 (May 1, 2003)

EX-99.P2 Code of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.

EX-99.Q           Power of Attorney